Property and equipment (Tables)	12 Months Ended
Nov. 30, 2022
Property and equipment
Schedule Of Property And Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Impairment of asset	-	-	-	(514,502)	-	(514,502)
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at November 30, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	28,391	1,558	5,377	226,200	-	261,526
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	19,874	925	4,301	180,959	-	206,059
Balance at November 30, 2022	584,962	155,425	155,292	4,338,019	1,441,452	6,675,150

Net book value at:
November 30, 2021	66,246	1,559	21,507	904,797	-	994,109
November 30, 2022	46,372	634	17,206	723,838	-	788,050